STOCK-BASED COMPENSATION - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 21, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period			3 years
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized stock-based compensation expense weighted-average remaining contractual life			2 years 6 months
Stock-based compensation			$ 1,600,760	$ 0
Unamortized stock-based compensation expense for unvested stock			13,605,200
Restricted Stock Units (RSUs) | Cost of Sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation			1,278,153
Restricted Stock Units (RSUs) | General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation			$ 322,607
Restricted Stock Units (RSUs) | Long-term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of restricted stock units (in shares)		2,468,500
Common stock available for issuance (in shares)		621,500
Shares authorized (in shares)		3,090,000
Unamortized stock-based compensation expense weighted-average remaining contractual life		3 years
Vesting period, employment termination		9 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period		1 year
Vesting percentage, employment termination		10.00%
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period		3 years
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		10.00%
Stock-based awards vesting period		9 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		90.00%
Stock-based awards vesting period		33 months
CEO Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)	4,569,922
Unamortized stock-based compensation expense weighted-average remaining contractual life			2 years
Stock-based compensation			$ 9,167,264	$ 0
Unamortized stock-based compensation expense for unvested stock			$ 36,669,054
CEO Restricted Stock | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Stock-based awards vesting period	25 months
CEO Restricted Stock | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Stock-based awards vesting period	30 months